Financial Instruments, Risk Management and Capital Management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₽ 13,725	₽ 5,742
Financing cash flows	5,916	2,736
Leases (non-cash)	8,122	5,143
Conversion of the loan into equity	(3,594)
Other	769	104
Ending Balance	24,938	13,725
Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,116	409
Financing cash flows	8,212	3,603
Leases (non-cash)	0	0
Conversion of the loan into equity	(3,594)
Other	714	104
Ending Balance	9,448	4,116
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,609	5,333
Financing cash flows	(2,296)	(867)
Leases (non-cash)	8,122	5,143
Conversion of the loan into equity	0
Other	55	0
Ending Balance	₽ 15,490	₽ 9,609